BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (3,084)		$ (7,531)		$ (13,664)		$ (16,494)		$ (22,133)	$ (19,569)	$ (12,736)
Weighted average number of shares used in computing net loss per ordinary share, basic	8,756,882	[1]	8,542,630	[1]	8,652,085	[1]	8,501,397	[1]	59,719,064	62,378,797	47,935,652
Weighted average number of shares used in computing net loss per ordinary share, diluted	8,756,882	[1]	8,542,630	[1]	8,652,085	[1]	8,501,397	[1]	59,719,064	62,378,797	47,935,652
Net loss per ordinary share, basic	$ (0.35)		$ (0.88)		$ (1.58)		$ (1.94)		$ (0.37)	$ (0.31)	$ (0.27)
Net loss per ordinary share, diluted	$ (0.35)		$ (0.88)		$ (1.58)		$ (1.94)		$ (0.37)	$ (0.31)	$ (0.27)

[1]	Reflects our one-for-seven reverse share split that became effective on March 15, 2024. See Note 8a to the condensed consolidated financial statements.